RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Net amounts due to related parties consisted of the following:

		As of
Account	Name of Related party	March 31, 2026	September 30, 2025
		$	$
Related party payables	Chairman and shareholder, HUANG Jian Cong	70,000	70,500
Total		70,000	70,500